Finance Expense (Tables)	12 Months Ended
Mar. 31, 2024
Interest costs [Abstract]
Schedule of finance cost [Table Text Block]
	Year ended March 31,
	2024	2023
	$	$
Interest and accretion on convertible loan	2,412	2,947
Interest on lease liabilities	533	664
Interest on loans payable	399	95
Interest on term loan	213	256
Total	3,557	3,962